Quarterly Holdings Report
for
Fidelity Advisor® Dividend Growth Fund
August 31, 2022
ADGF-NPRT3-1022
1.805738.118
Common Stocks - 97.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.6%
Cellnex Telecom SA (a)	154,200	6,005
Deutsche Telekom AG	268,000	5,051
Verizon Communications, Inc.	398,000	16,640
		27,696
Entertainment - 1.3%
Activision Blizzard, Inc.	128,100	10,055
Electronic Arts, Inc.	29,000	3,679
		13,734
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (b)	72,800	7,878
Meta Platforms, Inc. Class A (b)	43,800	7,136
		15,014
Media - 0.9%
Comcast Corp. Class A	287,450	10,403
TOTAL COMMUNICATION SERVICES		66,847
CONSUMER DISCRETIONARY - 7.3%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	55,400	2,493
Hotels, Restaurants & Leisure - 2.0%
Churchill Downs, Inc.	19,200	3,784
Domino's Pizza, Inc.	16,300	6,061
Expedia, Inc. (b)	34,700	3,562
Hilton Worldwide Holdings, Inc.	11,300	1,439
Krispy Kreme, Inc. (c)	96,900	1,139
Restaurant Brands International, Inc.	100,700	5,941
Starbucks Corp.	100	8
		21,934
Household Durables - 2.0%
D.R. Horton, Inc.	132,300	9,413
Lennar Corp. Class A	148,200	11,478
		20,891
Multiline Retail - 1.4%
Dollar General Corp.	56,400	13,390
Kohl's Corp.	36,900	1,049
Target Corp.	2,900	465
		14,904
Specialty Retail - 1.7%
Camping World Holdings, Inc. (c)	34,500	1,039
Lowe's Companies, Inc.	49,000	9,513
TJX Companies, Inc.	96,200	5,998
Williams-Sonoma, Inc.	9,900	1,473
		18,023
TOTAL CONSUMER DISCRETIONARY		78,245
CONSUMER STAPLES - 9.7%
Beverages - 3.5%
Constellation Brands, Inc. Class A (sub. vtg.)	38,900	9,571
Keurig Dr. Pepper, Inc.	396,900	15,130
The Coca-Cola Co.	212,300	13,101
		37,802
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	187,400	8,053
Sysco Corp.	11,500	946
Walmart, Inc.	77,900	10,326
		19,325
Food Products - 0.8%
Archer Daniels Midland Co.	29,000	2,549
The J.M. Smucker Co.	40,300	5,642
		8,191
Household Products - 1.4%
Reynolds Consumer Products, Inc. (c)	436,400	12,189
Spectrum Brands Holdings, Inc.	39,285	2,475
		14,664
Tobacco - 2.2%
Altria Group, Inc.	246,373	11,116
Philip Morris International, Inc.	39,500	3,772
Swedish Match Co. AB	912,600	9,162
		24,050
TOTAL CONSUMER STAPLES		104,032
ENERGY - 6.9%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	129,600	3,274
Oil, Gas & Consumable Fuels - 6.6%
ARC Resources Ltd.	615,100	8,491
Arch Resources, Inc. (c)	31,300	4,557
Cameco Corp.	85,100	2,481
Canadian Natural Resources Ltd.	137,200	7,520
Cool Co. Ltd. (b)	173,200	1,882
Energy Transfer LP	754,900	8,840
Enterprise Products Partners LP	462,500	12,173
Exxon Mobil Corp.	111,922	10,699
Reliance Industries Ltd. sponsored GDR (a)(b)	124,600	8,211
Viper Energy Partners LP	220,553	6,731
		71,585
TOTAL ENERGY		74,859
FINANCIALS - 7.7%
Banks - 1.7%
Bank of America Corp.	121,000	4,067
Wells Fargo & Co.	312,890	13,676
		17,743
Capital Markets - 2.4%
BlackRock, Inc. Class A	7,800	5,198
Brookfield Asset Management, Inc. Class A	86,600	4,166
Intercontinental Exchange, Inc.	122,300	12,334
S&P Global, Inc.	12,548	4,419
		26,117
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	81,700	4,541
Insurance - 3.2%
Arthur J. Gallagher & Co.	74,000	13,436
Brookfield Asset Management Reinsurance Partners Ltd.	491	24
Marsh & McLennan Companies, Inc.	47,400	7,649
The Travelers Companies, Inc.	82,000	13,254
		34,363
TOTAL FINANCIALS		82,764
HEALTH CARE - 14.1%
Biotechnology - 0.3%
AbbVie, Inc.	29,100	3,913
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	135,500	7,786
Becton, Dickinson & Co.	25,100	6,336
		14,122
Health Care Providers & Services - 6.7%
Cigna Corp.	81,600	23,130
CVS Health Corp.	84,800	8,323
HCA Holdings, Inc.	19,200	3,799
Humana, Inc.	25,900	12,478
UnitedHealth Group, Inc.	46,897	24,355
		72,085
Life Sciences Tools & Services - 1.5%
Danaher Corp.	12,000	3,239
Thermo Fisher Scientific, Inc.	23,000	12,542
		15,781
Pharmaceuticals - 4.3%
AstraZeneca PLC (United Kingdom)	25,400	3,142
Bristol-Myers Squibb Co.	270,900	18,261
Eli Lilly & Co.	32,000	9,639
Perrigo Co. PLC	224,200	8,390
Pfizer, Inc.	40,900	1,850
Roche Holding AG (participation certificate)	12,670	4,083
Sanofi SA	9,400	768
		46,133
TOTAL HEALTH CARE		152,034
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.2%
Airbus Group NV	19,700	1,930
L3Harris Technologies, Inc.	13,300	3,035
Lockheed Martin Corp.	7,900	3,319
Northrop Grumman Corp.	17,300	8,269
The Boeing Co. (b)	41,800	6,698
		23,251
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	13,700	2,665
Airlines - 0.0%
Copa Holdings SA Class A (b)	2,900	206
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	20,800	1,278
Commercial Services & Supplies - 0.9%
GFL Environmental, Inc.	359,100	10,117
Industrial Conglomerates - 1.3%
General Electric Co.	167,887	12,330
Hitachi Ltd.	44,000	2,198
		14,528
Machinery - 2.1%
Allison Transmission Holdings, Inc.	289,643	10,502
Caterpillar, Inc.	10,000	1,847
Deere & Co.	18,400	6,721
Fortive Corp.	23,800	1,507
Toro Co.	20,100	1,667
		22,244
Marine - 0.2%
2020 Bulkers Ltd.	202,600	1,808
Professional Services - 0.5%
Equifax, Inc.	21,300	4,020
Leidos Holdings, Inc.	10,400	989
		5,009
Road & Rail - 0.9%
Canadian Pacific Railway Ltd.	73,000	5,465
TFI International, Inc. (Canada)	40,700	4,061
		9,526
TOTAL INDUSTRIALS		90,632
INFORMATION TECHNOLOGY - 20.0%
Electronic Equipment & Components - 0.2%
Jabil, Inc.	42,400	2,557
IT Services - 6.2%
Cognizant Technology Solutions Corp. Class A	66,600	4,207
DXC Technology Co. (b)	46,600	1,155
Fidelity National Information Services, Inc.	97,800	8,936
Genpact Ltd.	288,800	13,568
Global Payments, Inc.	19,900	2,472
MasterCard, Inc. Class A	17,400	5,644
SS&C Technologies Holdings, Inc.	218,900	12,206
Visa, Inc. Class A	92,900	18,460
		66,648
Semiconductors & Semiconductor Equipment - 3.2%
Broadcom, Inc.	14,500	7,237
KLA Corp.	8,000	2,753
Lam Research Corp.	6,900	3,022
Marvell Technology, Inc.	229,700	10,755
Microchip Technology, Inc.	13,400	874
NVIDIA Corp.	24,500	3,698
NXP Semiconductors NV	14,500	2,386
Teradyne, Inc.	35,300	2,988
Universal Display Corp.	6,000	670
		34,383
Software - 8.5%
Intuit, Inc.	26,400	11,399
Microsoft Corp.	274,300	71,721
Oracle Corp.	112,700	8,357
		91,477
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	108,596	17,073
Samsung Electronics Co. Ltd.	87,950	3,881
		20,954
TOTAL INFORMATION TECHNOLOGY		216,019
MATERIALS - 3.4%
Chemicals - 1.2%
CF Industries Holdings, Inc.	44,500	4,604
Valvoline, Inc.	288,200	8,378
		12,982
Metals & Mining - 2.2%
Barrick Gold Corp.	132,200	1,963
Freeport-McMoRan, Inc.	146,900	4,348
Glencore Xstrata PLC	1,847,000	10,099
Newmont Corp.	184,700	7,639
		24,049
TOTAL MATERIALS		37,031
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
American Tower Corp.	39,700	10,086
Crown Castle International Corp.	30,200	5,159
CubeSmart	50,900	2,344
Digital Realty Trust, Inc.	49,000	6,058
Four Corners Property Trust, Inc.	185,400	4,985
National Retail Properties, Inc.	102,800	4,616
Park Hotels & Resorts, Inc.	133,400	1,868
Prologis (REIT), Inc.	22,900	2,851
Public Storage	12,300	4,069
Simon Property Group, Inc.	57,000	5,813
		47,849
UTILITIES - 9.3%
Electric Utilities - 4.9%
Constellation Energy Corp.	39,733	3,242
Duke Energy Corp.	26,000	2,780
Edison International	180,400	12,226
Exelon Corp.	258,900	11,368
FirstEnergy Corp.	184,000	7,277
NextEra Energy, Inc.	52,500	4,466
PG&E Corp. (b)	50,466	622
Southern Co.	136,400	10,512
		52,493
Gas Utilities - 0.6%
Brookfield Infrastructure Corp. A Shares	139,100	6,621
Independent Power and Renewable Electricity Producers - 2.1%
NextEra Energy Partners LP	95,400	7,831
The AES Corp.	449,000	11,427
Vistra Corp.	156,400	3,871
		23,129
Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	316,400	9,976
Dominion Energy, Inc.	100,600	8,229
		18,205
TOTAL UTILITIES		100,448
TOTAL COMMON STOCKS (Cost $941,435)		1,050,760

Money Market Funds - 3.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (d)	29,468,822	29,475
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	9,085,616	9,087
TOTAL MONEY MARKET FUNDS (Cost $38,562)		38,562

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $979,997)	1,089,322
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(10,787)
NET ASSETS - 100.0%	1,078,535

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,216,000 or 1.3% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	2,542	188,469	161,536	244	-	-	29,475	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	25,359	108,535	124,807	78	-	-	9,087	0.0%
Total	27,901	297,004	286,343	322	-	-	38,562

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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